Principal Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) Segments Reporting_Unit RelatedParty	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Significant Accounting Policies [Line Items]
Rate of translations of amounts from RMB into US$				6.8755	6.8755
Number of reporting unit | Reporting_Unit	1
Impairment of long-lived assets	¥ 0	¥ 0	¥ 0
Noble member status duration	1 month
Discounts and rebates to advertising customers	¥ 21,796	8,714	371
Accounts receivable, net		29,847		$ 6,378	¥ 43,849
Amount of Impairment Recognized		0			0
Revenue expected to be recognized from remaining performance obligations					550,112
Employee social security and welfare benefits	¥ 80,436	48,312	52,367
Percentage of weighted to income and market approach	50.00%
Percentage of leased property's remaining economic life	75.00%
Percentage of present value of minimum lease payments	90.00%
Interest and penalties recognized associated with uncertain tax positions	¥ 0	0	0
Unrecognized uncertain tax positions		0			¥ 0
Minimum percentage appropriation to general reserve fund required				10.00%	10.00%
Reserve level threshold for mandatory appropriation requirement (as a percent)	50.00%
Minimum percentage appropriation to statutory surplus fund required				10.00%	10.00%
Surplus fund threshold for mandatory appropriation requirement (as a percent)	50.00%
Appropriations for the general reserve funds and statutory surplus fund	¥ 34,634	0	0
Number of related parties | RelatedParty	1
Dividends	¥ 0	0	0
Number of reportable segment | Segments	1
Operating lease assets					¥ 92,075
Operating lease liabilities					91,654
Related Parties [Member]
Significant Accounting Policies [Line Items]
Accounts receivable, net		101,536	0		239,290
Third Party [Member]
Significant Accounting Policies [Line Items]
Accounts receivable, net		14,459	0		30,507
Third Party Distribution [Member]
Significant Accounting Policies [Line Items]
Accounts receivable, net		2,215	0		2,941
Related Party Distribution [Member]
Significant Accounting Policies [Line Items]
Accounts receivable, net		0			0
Third Party Advertising [Member]
Significant Accounting Policies [Line Items]
Accounts receivable, net		13,673	2,940		11,323
Amount of Impairment Recognized	¥ 632	500	0
Related Party Advertising [Member]
Significant Accounting Policies [Line Items]
Accounts receivable, net		0	0
Tencent Holdings Limited [Member]
Significant Accounting Policies [Line Items]
Accounts receivable, net					5,926
Maximum [Member]
Significant Accounting Policies [Line Items]
Noble member status duration	24 months
Pre-IPO Preferred Shares [Member]
Significant Accounting Policies [Line Items]
Redemption term	4 years
Research and Development Expenses [Member]
Significant Accounting Policies [Line Items]
Capitalized costs	¥ 0	0	0
Sales and Marketing Expenses [Member]
Significant Accounting Policies [Line Items]
Advertising and market promotion expenses	¥ 155,709	72,960	57,077
Advertising Revenue [Member]
Significant Accounting Policies [Line Items]
Period over which payments are due	3 months
Advertising Revenue [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Advertising revenues contract term	3 months
Advertising Revenue [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Advertising revenues contract term	1 month
Live Streaming [Member]
Significant Accounting Policies [Line Items]
Deferred Revenue		285,826	68,219		543,245
Deferred Revenue, Revenue Recognized	¥ 240,802	56,526	27,318
Online Games [Member]
Significant Accounting Policies [Line Items]
Deferred Revenue		2,193	0		¥ 6,387
Deferred Revenue, Revenue Recognized	¥ 2,193	¥ 0	¥ 0